Summary of Significant Accounting Policies (Details)	6 Months Ended			12 Months Ended
	Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 USD ($)	Oct. 31, 2024 USD ($)
Summary of Significant Accounting Policies [Line Items]
Accounts receivable (in Dollars)	$ 3,888,562			$ 7,582,530
Advances from customers (in Dollars)	$ 6,927,920			5,784,425
Contract liabilities term	12 months	12 months
Income tax examination, description	The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination.	The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination.
Cash and cash equivalents (in Dollars)	$ 13,248,829			$ 6,862,970
Legal fess	76,605	$ 100,000
Total insured balance (in Dollars)	$ 114,542
Customer Concentration Risk [Member] | One Customer [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentrations of risk percentage	19.00%	19.00%
Customer Concentration Risk [Member] | One Customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentrations of risk percentage	14.00%	14.00%		23.00%
Customer Concentration Risk [Member] | Two Customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentrations of risk percentage				11.00%
Supplier Concentration Risk [Member] | Third Related Party Supplier [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentrations of risk percentage	21.00%	21.00%
Supplier Concentration Risk [Member] | Four Related Party Supplier [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentrations of risk percentage	10.00%	10.00%
Shipboard Exhaust Gases Capture Technologies [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue (in Dollars)	$ 422,840
SINGAPORE
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents (in Dollars)	$ 11,953,538			$ 5,754,599
One Related Party Supplier [Member] | Supplier Concentration Risk [Member] | Total Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentrations of risk percentage	23.00%	23.00%	22.00%
One Related Party Supplier [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentrations of risk percentage	35.00%	35.00%		69.00%
Two Related Party Supplier [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentrations of risk percentage	24.00%	24.00%		24.00%